Going Concern Uncertainties and Liquidity Requirements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (11,329,224)		$ (11,329,224)		$ (6,056,949)	$ (1,127,601)
Revenues	940,491	$ 19,750	970,717	$ 29,753	27,004	0
Net loss	$ (2,808,281)	$ (2,748,569)	(5,272,275)	(3,896,202)	(4,929,348)	(389,597)
Cash used in operating activities			$ (1,186,087)	$ (1,054,985)	$ (1,522,141)	$ (109,408)